Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Property, Plant and Equipment

	Right-of-use assets	Leasehold improvements	Other Equipment	Motor Vehicles	Furniture	Total
Cost
As at December 31, 2022	$50,449	$186,362	$333,337	$458,784	$44,917	$1,073,849
Additions	236,202	14,498	11,076	15,644	18,958	296,378
Disposals	(47,685)	-	-	(97,028)	-	(144,713)
Currency translation adjustment	(105,792)	(60,555)	(126,062)	(151,880)	(14,291)	(458,580)
Impact of hyperinflation	69,616	68,608	140,538	136,661	17,538	432,961
As at December 31, 2023	$202,790	$208,913	$358,889	$362,181	$67,122	$1,199,895
Additions	-	-	-	-	15,309	15,309
Modification	(46,120)	-	-	-	-	(46,120)
Currency translation adjustment	(26,099)	(29,292)	(57,820)	(57,543)	(9,533)	(180,287)
Impact of hyperinflation	64,071	66,407	133,966	135,194	19,916	419,554
As at December 31, 2024	$194,642	$246,028	$435,035	$439,832	$92,814	$1,408,351

Accumulated depreciation
As at December 31, 2022	40,167	126,995	45,422	111,264	8,274	332,122
Depreciation	37,457	13,135	52,084	62,920	10,168	175,764
Disposals	(10,332)	-	-	(30,267)	-	(40,599)
Currency translation adjustment	(14,892)	(45,848)	(16,840)	(41,251)	(2,513)	(121,344)
Impact of hyperinflation	16,372	50,404	18,513	45,350	2,763	133,402
As at December 31, 2023	$68,772	$144,686	$99,179	$148,016	$18,692	$479,345
Depreciation	14,230	10,706	28,837	22,513	11,122	87,408
Currency translation adjustment	(10,927)	(21,650)	(15,758)	(23,517)	(2,189)	(74,041)
Impact of hyperinflation	25,671	50,869	37,022	55,251	5,143	173,956
As at December 31, 2024	$97,746	$184,611	$149,280	$202,263	$32,768	$666,668

Net Book Value
As at December 31, 2023	$134,018	$64,227	$259,710	$214,165	$48,430	$720,550
As at December 31, 2024	$96,896	$61,417	$285,755	$237,569	$60,046	$741,683